Equity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Line Items]
Ordinary shares held	63,272,419	57,036,094
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Shares granted			12,783
Shares granted to be issued	3,631,044
Number of votes	one vote for each share held at all meetings of stockholders
Preferred stocks remaining
Restricted Share Units Awards [Member]
Equity [Line Items]
Shares granted	7,027,844
Ordinary Shares [Member]
Equity [Line Items]
Shares granted	5,846,291
Long-term incentive plan [Member]
Equity [Line Items]
Shares granted	9,477,335